Consolidated Statements of Comprehensive Earnings (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net earnings	$ 144,691	$ 194,544
Change in foreign currency translation	3,492	(24,154)
Reclassification of accumulated foreign currency translation on disposal of operations (note 5)	541	19,152
Unrealized gain on interest rate swaps, net of tax	(2,433)	6,955
Pension liability adjustments, net of tax	(660)	1,292
Total other comprehensive earnings, net	940	3,245
Comprehensive earnings	145,631	197,789
Less: Comprehensive earnings attributable to non-controlling interests	73,371	157,573
Comprehensive earnings attributable to Company	$ 72,260	$ 40,216